Note 8 - Employee Benefit Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Cost	$ 206	$ 190
Defined Benefit Plan, Accumulated Benefit Obligation	$ 2,321	$ 2,152
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	4.50%
Defined Benefit Plan, Other Cost (Credit)	$ 225	$ 196
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 56	64
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Payment Arrangement, Expense	$ 101	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 43
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years